-------------
          ANNUAL REPORT
          -------------

     1995
     1995
     1995
     1995
     1995



                                             Smith Barney
                                             Telecommunications
                                             Income Fund
                                             --------------------------
                                             December 31, 1995

                                      [LOGO] Smith Barney Mutual Funds
                                             Investing for your future.
                                             Every day.

-------------------------------------------
Smith Barney Telecommunications Income Fund
-------------------------------------------

Dear Shareholder:

We are pleased to provide the annual report for the year ended December 31, 1995 for Smith Barney Telecommunications Income Fund. In this report, we briefly cover the Fund's performance and discuss our outlook for its holdings which are largely concentrated in the equities of Bell operating companies. A more detailed summary of performance and current holdings can be found in the appropriate sections that follow in the annual report.

As you know, Smith Barney Telecommunications Income Fund seeks to provide shareholders with an attractive level of income and, secondarily, capital growth. The Fund's 1995 annual total return was 42.93%, whereas the Standard & Poor's 500-Stock Price Index (the "S&P 500," a capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market) had a total return of 37.53%. The Fund outperformed the S&P 500 primarily because the future growth prospects of the Bell operating companies improved. Their strengths in the promising wireless business and proposed favorable telecommunications legislation have made them more attractive to investors.

We are positive about the prospects for the Bell operating companies and believe they will provide the Fund with a level monthly dividend. At present, the stocks of the Bell operating companies have a dividend growth rate of 3% to 5%. In our view, a modest yet steady earnings growth rate of 4% to 6% should help to keep their stock prices fairly stable.

However, not all of the Bell operating companies share the same bright growth prospects. Because of new technologies, the copper wire telephone business is rapidly evolving and some Bell operating companies will face intense competition. The Fund invested in select Bell operating companies, especially those that are strong in the area of wireless communications. Although this is not yet a major business for the Bell operating companies, we believe this will be an increasingly vital area and a major driver of future growth.

In closing, we look forward to serving your investment needs in 1996.

Sincerely,





/S/ Heath B. McLendon                             /S/ Guy R. Scott

Heath B. McLendon                                 Guy R. Scott
Chairman and                                      Investment Officer
Chief Executive Officer

January 12, 1996

Smith Barney Telecommunications Income Fund
--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                Net Asset Value
              -------------------
              Beginning     End        Income   Capital Gain     Return       Total
Year Ended     of Year    of Year     Dividends Distributions  of Capital    Returns+
=====================================================================================
12/31/95      $ 95.62    $119.69      $ 3.58      $11.50         $0.00       42.93%
-------------------------------------------------------------------------------------
12/31/94       107.62      95.62        4.05        6.06          0.00       (1.83)
-------------------------------------------------------------------------------------
12/31/93       102.67     107.62        4.42        6.87          0.00       16.00
-------------------------------------------------------------------------------------
12/31/92       110.75     102.67        4.55       15.23          0.00       10.89
-------------------------------------------------------------------------------------
12/31/91       129.06     110.75        6.05       14.62          1.18        3.30
-------------------------------------------------------------------------------------
12/31/90       140.93     129.06        5.79        3.20          0.00       (1.80)
-------------------------------------------------------------------------------------
12/31/89        99.10     140.93        5.85        2.81          0.00       52.11
-------------------------------------------------------------------------------------
12/31/88        90.28      99.10        5.40        0.99          0.00       17.12
-------------------------------------------------------------------------------------
12/31/87        99.20      90.28        7.20        2.92          0.00        0.91
-------------------------------------------------------------------------------------
12/31/86        86.19      99.20        5.40        2.51          0.00       24.99
=====================================================================================
Total                                 $52.29      $66.71         $1.18
=====================================================================================


It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.


--------------------------------------------------------------------------------
Average Annual Return+
--------------------------------------------------------------------------------
================================================================================
Year Ended 12/31/95                                                   42.93%
--------------------------------------------------------------------------------
Five Years Ended 12/31/95                                             13.27
--------------------------------------------------------------------------------
Ten Years Ended 12/31/95                                              15.19
--------------------------------------------------------------------------------
1/1/84* through 12/31/95                                              17.13
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return+
--------------------------------------------------------------------------------

================================================================================
12/31/85 through 12/31/95                                            311.42%
================================================================================

+ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.

*   Commencement of operations.

Smith Barney Telecommunications Income Fund
--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                          Growth of $10,000 Invested in
               the Smith Barney Telecommunications Income Fund vs.
        Standard & Poor's 500 Index and Lipper Equity Income Fund Index+

--------------------------------------------------------------------------------
                         December 1985 -- December 1995

 [The following table was represented by a line chart in the printed material.]

                     Smith Barney                                Lipper Equity
             Telecommunications Income Fund     S&P 500 Index    Income Index
             ------------------------------     -------------    ------------
12/85                      10000                    10000            10000
12/86                      12499                    11867            11823
12/87                      12613                    12490            11886
12/88                      14772                    14559            13911
12/89                      22470                    19165            17064
12/90                      22066                    18569            15678
12/91                      22793                    24216            19844
12/92                      22275                    26059            21779
12/93                      29320                    28678            25014
12/94                      28784                    29056            24788
12/95                      41140                    39961            32158

+ Hypothetical illustration of $10,000 invested in the Smith Barney Telecommunications Income Fund on December 31, 1985, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1995. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Figures for the index include reinvestment of dividends. The Lipper Equity Income Fund Index is a net asset value weighted index of the 30 largest funds in the Equity Income category. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Telecommunications Income Fund
--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 1995
--------------------------------------------------------------------------------


  SHARES                             SECURITY                            VALUE
================================================================================
COMMON STOCKS -- 99.6%
Broadcast Radio and Television -- 3.8%
    146,858    U.S. West Media Group                                $ 2,790,302
--------------------------------------------------------------------------------
Telecommunications -- 95.8%
    214,436    Airtouch Communications Inc.*                          6,057,817
    189,942    Ameritech Corp.                                       11,206,578
    179,092    Bell Atlantic Corp.                                   11,976,778
    304,394    Bellsouth Corp.                                       13,241,139
     45,896    NYNEX Corp.                                            2,478,384
    214,436    Pacific Telesis Group                                  7,210,410
    231,008    SBC Communications Inc.                               13,282,960
    146,858    U.S. West Communications Inc.                          5,250,174
--------------------------------------------------------------------------------
                                                                     70,704,240
--------------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost -- $15,640,417)                                 73,494,542
================================================================================
   FACE
  AMOUNT                             SECURITY                            VALUE
================================================================================
REPURCHASE AGREEMENT -- 0.4%
   $328,000    Chemical Bank, 5.800% due 1/2/96;
               Proceeds at maturity -- $328,211;
               (Fully collateralized by U.S. Treasury Notes,
               6.125% due 5/31/97;
               Market value -- $334,569) (Cost -- $328,000)             328,000
================================================================================
               TOTAL INVESTMENTS -- 100%
               (Cost-- $15,968,417)++                               $73,822,542
================================================================================

*   Non-income producing security.

++  Aggregate cost for Federal income tax purposes is $11,970,354.

                       See Notes to Financial Statements.

Smith Barney Telecommunications Income Fund
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1995
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost -- $15,968,417)                     $ 73,822,542
   Cash                                                                      61
   Receivable for securities sold                                     1,513,314
   Dividend and interest receivable                                     225,850
--------------------------------------------------------------------------------
   Total Assets                                                      75,561,767
--------------------------------------------------------------------------------
LIABILITIES:
   Dividends payable                                                    635,013
   Investment advisory fees payable                                      34,232
   Administration fees payable                                           12,444
   Accrued expenses                                                      39,290
--------------------------------------------------------------------------------
   Total Liabilities                                                    720,979
--------------------------------------------------------------------------------
Total Net Assets                                                    $74,840,788
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                           $   625
   Capital paid in excess of par value                               15,817,994
   Accumulated net realized gain on security transactions             1,168,044
   Net unrealized appreciation of investments                        57,854,125
--------------------------------------------------------------------------------
Total Net Assets                                                    $74,840,788
================================================================================
Shares Outstanding                                                      625,299
--------------------------------------------------------------------------------
Net Asset Value (and redemption price)                                  $119.69
--------------------------------------------------------------------------------

                    See Notes to Financial Statements.

Smith Barney Telecommunications Income Fund
--------------------------------------------------------------------------------
Statement of Operations                     For the Year Ended December 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                        $ 2,786,517
   Interest                                                              56,279
--------------------------------------------------------------------------------
   Total Investment Income                                            2,842,796
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                    373,600
   Administration fees (Note 2)                                         135,855
   Audit and legal                                                       25,000
   Shareholder communications                                            23,000
   Trustees' fees                                                        22,000
   Shareholder and system servicing fees                                 20,000
   Custody                                                               14,000
   Other                                                                 32,547
--------------------------------------------------------------------------------
   Total Expenses                                                       646,002
--------------------------------------------------------------------------------
Net Investment Income                                                 2,196,794
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                             11,018,659
     Cost of securities sold                                          3,205,234
--------------------------------------------------------------------------------
   Net Realized Gain                                                  7,813,425
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of year                                               43,496,750
     End of year                                                     57,854,125
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                           14,357,375
--------------------------------------------------------------------------------
Net Gain on Investments                                              22,170,800
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $24,367,594
================================================================================

                       See Notes to Financial Statements.

Smith Barney Telecommunications Income Fund
--------------------------------------------------------------------------------
Statement of Changes in Net Assets              For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                              1995         1994
===================================================================================
OPERATIONS:
  Net investment income                                  $ 2,196,794   $ 2,564,672
  Net realized gain+                                       7,813,425     2,301,558
  Increase (decrease) in net unrealized appreciation      14,357,375    (6,098,127)
-----------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
    From Operations                                       24,367,594    (1,231,897)
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                   (2,198,544)   (2,586,399)
  Net realized gains                                      (7,065,562)   (3,845,617)
-----------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                         (9,264,106)   (6,432,016)
-----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net asset value of shares issued for
    reinvestment of dividends                              3,354,745     2,242,015
  Cost of shares reacquired                               (4,873,243)   (4,892,206)
-----------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                               (1,518,498)   (2,650,191)
-----------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                         13,584,990   (10,314,104)
NET ASSETS:
  Beginning of year                                       61,255,798    71,569,902
-----------------------------------------------------------------------------------
  End of year*                                           $74,840,788   $61,255,798
===================================================================================
 * Includes undistributed net investment income of:               --        $1,750
===================================================================================

+ Net realized gains for Federal income tax purposes are $8,233,606 and $2,559,893, respectively.

                       See Notes to Financial Statements.

8

Smith Barney Telecommunications Income Fund
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Smith Barney Telecommunications Income Fund ("Fund"), a separate investment fund of the Smith Barney Telecommunications Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.
The Trust consists of the Fund and one other separate investment fund, the Smith
Barney Telecommunications Growth Fund. The financial statements and financial highlights for the other fund are presented in a separate annual report.

     The significant accounting policies consistently followed by the Fund are:
(a) securities transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price were reported are valued at current quoted bid prices; (c) short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) short-term investments and securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (e) dividend income is recorded on ex-dividend date and interest income is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated using the specific identification method; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT
        AND OTHER TRANSACTIONS

     Smith Barney Strategy Advisors Inc. ("SBSA"), a wholly owned subsidiary of
Smith Barney Mutual Funds Management Inc. ("SBMFM") which, in turn, is a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to

                                                                               9

Smith Barney Telecommunications Income Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

the Trust. The Fund pays SBSAan investment advisory fee calculated at an annual rate of 0.55% of the average daily net assets. This fee is calculated daily and paid monthly.

     SBSA has entered into a sub-advisory agreement with The Boston Company
Advisors, Inc. ("Boston Advisors"). Pursuant to the sub-advisory agreement,
Boston Advisors is responsible for the day-to-day portfolio operations and investment decisions for the Fund. As a result, SBSA will pay Boston Advisors a monthly fee calculated at the annual rate of 0.275% of daily net assets.

     SBMFM acts as the administrator of the Trust for which it receives a fee calculated at an annual rate of 0.20% of the average daily net assets of each fund. This fee is calculated daily and paid monthly.

     The Trust and SBMFM had entered into a sub-administration agreement with Boston Advisors. Under this agreement, SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of July 31, 1995, this relationship was terminated.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Trust shares and primary broker for its portfolio agency transactions. For the year ended December 31, 1995, SB received brokerage commissions of $5,960.

     All officers and one Trustee of the Trust are employees of SB.

     3. INVESTMENTS

     During the year ended December 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $        --
--------------------------------------------------------------------------------
Sales                                                               11,018,659
================================================================================

     At December 31, 1995, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were approximately as follows:

================================================================================
Gross unrealized appreciation                                      $61,852,188
Gross unrealized depreciation                                                --
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $61,852,188
================================================================================

10

Smith Barney Telecommunications Income Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     4. REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

     5. SHARES OF BENEFICIAL INTEREST

     At December 31, 1995, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

     Transactions in shares of the Fund were as follows:

                                        Year Ended              Year Ended
                                     December 31, 1995       December 31, 1994
================================================================================
Shares issued on reinvestment            30,235                   22,537
Shares redeemed                         (45,522)                 (46,981)
--------------------------------------------------------------------------------
Net Decrease                            (15,287)                 (24,444)
================================================================================

     6. CONCENTRATION OF CREDIT

     Because the Fund concentrates its investments in one industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broader range of investment alternatives.
The economic and business cycle risks associated with the concentration of the Fund in only one industry could mean that adverse conditions could substantially impact the dividends paid by the Fund and the value of the Fund's holdings.

                                                                              11


Smith Barney Telecommunications Income Fund
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each year:


                                           1995      1994      1993      1992      1991
===========================================================================================
Net Asset Value, Beginning of Year        $95.62   $107.62   $102.67    $110.75   $129.06
-------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                     3.58      4.02      3.94       4.91      5.74
  Net realized and unrealized gain (loss)  35.57     (5.91)    12.30       6.79     (2.20)
-------------------------------------------------------------------------------------------
Total Income (Loss) From Operations        39.15     (1.89)    16.24      11.70      3.54
-------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                    (3.58)    (4.05)    (4.42)     (4.55)    (6.05)
  Net realized gains                      (11.50)    (6.06)    (6.87)    (15.23)   (14.62)
  Capital                                     --        --        --         --     (1.18)
-------------------------------------------------------------------------------------------
Total Distributions                       (15.08)   (10.11)   (11.29)    (19.78)   (21.85)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Year             $119.69    $95.62   $107.62    $102.67   $110.75
-------------------------------------------------------------------------------------------
Total Return                               42.93%    (1.83)%   16.00%     10.89%     3.30%
-------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $74,841   $61,256   $71,570    $70,637   $79,419
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  0.95%     0.95%     0.93%      0.92%     0.90%
  Net investment income                     3.23      3.80      3.47       4.41      4.57
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        0%        0%        0%         2%       18%
===========================================================================================
Average commissions paid on
  equity security transactions(1)          $0.06        --        --         --        --
===========================================================================================

(1) New SEC disclosure guidelines require that average commissions per share be calculated and presented for the current year only.

Smith Barney Telecommunications Income Fund
--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Smith Barney Telecommunications Trust:


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Telecommunications Income Fund of Smith Barney Telecommunications Trust as of December 31, 1995, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1994 and the financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated February 3, 1995, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. As to securities sold but not delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Smith Barney Telecommunications Income Fund of Smith Barney Telecommunications Trust as of December 31, 1995, and the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                        /s/ KPMG PEAT MARWICK LLP


New York, New York
February 22, 1996

Smith Barney Telecommunications Income Fund
--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

     Change in Independent Auditor: On October 20, 1994, based upon the recommendation of the Audit Committee of the Fund, the Board of Trustees determined not to retain Coopers & Lybrand L.L.P. ("Coopers & Lybrand") as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities and Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at (212) 723-9218.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

     The amount of long-term capital gains paid by the Fund to its shareholders for the fiscal year ended December 31, 1995, was $7,065,562.

Smith Barney                                                        SMITH BARNEY
Telecommunications                                                  ------------
Income Fund                                   A Member of Travelers Group [LOGO]

Trustees

Paul R. Ades
Herbert Barg
Alger B. Chapman
Dwight B. Crane
Frank G. Hubbard
Allan R. Johnson
Heath B. McLendon, Chairman
Ken Miller
John F. White

Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President and Treasurer

Guy R. Scott
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser

Smith Barney Strategy
Advisers Inc.


Administrator
Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank

Shareholder Servicing
Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Telecommunications Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.



Smith Barney
Telecommunications
Income Fund
388 Greenwich Street
New York, New York 10013



FD0321 2/96

          -------------
          ANNUAL REPORT
          -------------

         1995
         1995
         1995
         1995
         1995



                                             Smith Barney
                                             Telecommunications
                                             Growth Fund
                                             ---------------------
                                             December 31, 1995


                                      [LOGO] Smith Barney Mutual Funds
                                             Investing for your future.
                                             Every day.

-------------------------------------------
Smith Barney Telecommunications Growth Fund
-------------------------------------------

Dear Shareholder:

We are pleased to provide the annual report for the period ended December 31, 1995 for Smith Barney Telecommunications Growth Fund. In this report, we briefly cover the Fund's performance and discuss our outlook for its current holdings. A more detailed summary of performance and holdings can be found in the appropriate sections that follow in the annual report.

As you know, the investment management team of Smith Barney Telecommunications Growth Fund seeks to provide shareholders with capital growth through common stocks and, secondarily, income. The Fund's 1995 annual total return for Class A and Class B shares was 8.54% and 7.67%, respectively. In comparison, the Standard & Poor's 500-Stock Price Index (the "S&P 500," a capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market) had a total return of 37.53% in 1995.

The Fund's performance in 1995 was disappointing as its stocks in our primary area of investment lagged the performance of the U.S. market in general. We have attempted to position the portfolio to benefit from technological change and rapid growth that is occurring in the telecommunications industry worldwide. Last year, foreign markets were either flat or down and the domestic market was affected by anxiety caused by pending legislative and regulatory activity in Washington, D.C.

The telecommunications industry is undergoing unprecedented change. Major capital spending plans to enable telephones to provide video, the wireless revolution and the explosive growth of the Internet are just some of the many factors that have positively impacted the telecommunications sector. On the other hand, fears of entry barriers coming down and the acceleration of capital investment requirements have heightened investor concerns.

Our long-term outlook for the telecommunications industry is positive. A global revolution in communications is underway and technological advances are fueling its growth. In order to capitalize on this long-term trend, the Fund intends to target companies that are directly involved in growth areas such as software, networking, on-line services and enhancing the power of computers.



Sincerely,


/s/ Heath B. McLendon                                /s/ Guy R. Scott

Heath B. McLendon                                    Guy R. Scott
Chairman and                                         Investment Officer
Chief Executive Officer

January 12, 1996

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
 Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                    Net Asset Value
                   ------------------
                   Beginning    End     Income    Capital Gain    Return     Total
Year Ended          of Year   of Year  Dividends Distributions  of Capital  Returns(1)
======================================================================================
12/31/95           $11.91     $12.71     $0.00      $0.21          $0.00      8.54%
--------------------------------------------------------------------------------------
12/31/94            12.86      11.91      0.13       0.00           0.00     (6.37)
--------------------------------------------------------------------------------------
12/31/93             9.63      12.86      0.00       0.17           0.00     35.27
--------------------------------------------------------------------------------------
12/31/92             8.68       9.63      0.02       0.71           0.00     19.41
--------------------------------------------------------------------------------------
12/31/91             7.36       8.68      0.06       0.14           0.01     20.94
--------------------------------------------------------------------------------------
12/31/90             8.78       7.36      0.14       0.10           0.00    (13.46)
--------------------------------------------------------------------------------------
12/31/89             7.08       8.78      0.16       0.82           0.00     37.85
--------------------------------------------------------------------------------------
12/31/88             6.10       7.08      0.10       0.00           0.00     17.69
--------------------------------------------------------------------------------------
12/31/87            11.05       6.10      0.69       3.96           0.00     (3.53)
--------------------------------------------------------------------------------------
12/31/86            12.64      11.05      0.32       3.39           0.00     18.84
======================================================================================
Total                                    $1.62      $9.50          $0.01
======================================================================================

--------------------------------------------------------------------------------
 Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                        Net Asset Value
                      ------------------
                      Beginning    End     Income    Capital Gain     Return     Total
Year Ended             of Year   of Year  Dividends  Distributions  of Capital  Returns(1)
==========================================================================================

12/31/95               $11.82    $12.51     $0.00      $0.21           $0.00      7.67%
------------------------------------------------------------------------------------------
12/31/94                12.77     11.82      0.03       0.00            0.00     (7.17)
------------------------------------------------------------------------------------------
12/31/93                 9.63     12.77      0.00       0.17            0.00     34.34
------------------------------------------------------------------------------------------
Inception*-12/31/92      9.33      9.63      0.01       0.71            0.00     10.98+
==========================================================================================
Total                                       $0.04      $1.09           $0.00
==========================================================================================

--------------------------------------------------------------------------------
 Historical Performance -- Class C Shares
--------------------------------------------------------------------------------

                        Net Asset Value
                      ------------------
                      Beginning    End     Income    Capital Gain     Return      Total
Year Ended             of Year   of Year  Dividends  Distributions  of Capital   Returns(1)
===========================================================================================
12/31/95              $12.00     $12.71     $0.00      $0.21           $0.00        7.73%
-------------------------------------------------------------------------------------------
Inception*-12/31/94    12.70      12.00      0.03       0.00            0.00       (5.24)+
===========================================================================================
Total                                       $0.03      $0.21           $0.00
===========================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

                                                                               3

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
 Average Annual Total Return
--------------------------------------------------------------------------------

                                              Without Sales Charge(1)
                                    --------------------------------------------
                                    Class A          Class B           Class C
================================================================================
Year Ended 12/31/95                   8.54%            7.67%             7.73%
--------------------------------------------------------------------------------
Five Years Ended 12/31/95            14.70              N/A               N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/95             12.32              N/A               N/A
--------------------------------------------------------------------------------
Inception* through 12/31/95          14.17            13.50              1.81
================================================================================


                                                With Sales Charge(2)
                                   ---------------------------------------------
                                    Class A          Class B           Class C
================================================================================
Year Ended 12/31/95                   3.11%            2.67%             6.73%
--------------------------------------------------------------------------------
Five Years Ended 12/31/95            13.53              N/A               N/A
--------------------------------------------------------------------------------
Ten Years Ended 12/31/95             11.74              N/A               N/A
--------------------------------------------------------------------------------
Inception* through 12/31/95          13.68            13.02              1.81
================================================================================


--------------------------------------------------------------------------------
 Cumulative Total Return
--------------------------------------------------------------------------------

                                             Without Sales Charge(1)
================================================================================
Class A (12/31/85 through 12/31/95)                   219.53%
--------------------------------------------------------------------------------
Class B (Inception* through 12/31/95)                  49.04
--------------------------------------------------------------------------------
Class C (Inception* through 12/31/95)                   2.08
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00% and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00%
     CDSC, which applies if shares are redeemed within the first year of purchase.

*    Inception dates for Class A, B and C shares are January 1, 1984, November
     6, 1992 and November 7, 1994, respectively.

+ Total return is not annualized, as it may not be representative of the total return for the year.

4

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
 Historical Performance (unaudited)
--------------------------------------------------------------------------------

                 Growth of $10,000 Invested in Class A Shares of
               the Smith Barney Telecommunications Growth Fund vs.
      Standard & Poor's 500 Index, Lipper Science &Technology Fund Average
                          and Lipper Growth Fund Index
--------------------------------------------------------------------------------

                         December 1985 -- December 1995

 [The following table was represented by a line chart in the printed material.]

             Growth and Income     S&P 500       Lipper Growth    Lipper Science
             -----------------     -------       -------------    --------------
12/31/85             9498           10000            10000             10000
12/86               11287           11867            11560             10818
12/87               10889           12490            11931             11284
12/88               12815           14559            13617             12118
12/89               17666           19165            17363             15011
12/90               15287           18569            16424             14894
12/91               18489           24216            22272             21853
12/92               22078           26059            23972             25265
12/93               29865           28678            26844             31679
12/94               27961           29056            26423             36669
12/95               30350           39961            34902             50548


+    Hypothetical illustration of $10,000 invested in Class A shares on December
     31, 1985, assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1995. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock
     Exchange, American Stock Exchange and the over-the-counter market. Figures for the index include reinvestment of dividends. The Lipper Science
     &Technology Fund Average is composed of the Fund's peer group of 37 mutual funds investing within the science and technology investment objective category as of December 31, 1995. The Lipper Growth Fund Index is a net asset value weighted index of the 30 largest funds within the Growth category. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


                                                                               5

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
 Portfolio Highlights (unaudited)                              December 31, 1995
--------------------------------------------------------------------------------

Portfolio Breakdown

  [The following table was represented by a pie chart in the printed material.]

Capital Goods            5.1
Communications          28.2
Consumer Services       13.5
Energy                   7.6
Technology              16.4
Telecommunications      26.9
Repurchase Agreement    2.3


Top Ten Common Stock Holdings
                                                                 Percentage of
                                                               Total Investments
================================================================================
Ericsson LM Telephone Co., Class B Shares, ADR                         4.1%
MFS Communications Corp.                                               4.0
MCI Communications Corp.                                               3.5
General Instruments Corp.                                              3.0
Motorola Inc.                                                          2.9
Sprint Corp.                                                           2.8
Cellular Communications Inc., Class A Shares                           2.6
Tele Communications Inc., Class A Shares                               2.5
Tellabs Inc.                                                           2.5
Vodafone Group PLC ADR                                                 2.4
================================================================================


6

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
 Schedule of Investments                                       December 31, 1995
--------------------------------------------------------------------------------

  SHARES                             SECURITY                            VALUE
================================================================================
COMMON STOCKS -- 96.4%
Capital Goods -- 5.1%
    285,000      General Instruments Corp.*                         $ 6,661,875
    328,000      Scientific-Atlanta, Inc.                             4,920,000
--------------------------------------------------------------------------------
                                                                     11,581,875
--------------------------------------------------------------------------------
Communications -- 28.2%
    184,000      AirTouch Communications Inc.*                        5,198,000
    101,333      Cellular Communications of Puerto Rico, Inc.*        2,811,992
    117,500      Cellular Communications Inc., Class A Shares*        5,845,625
    130,000      DSC Communications Corp.*                            4,793,750
    470,000      Ericsson LM Telephone Co., Class B Shares, ADR       9,165,000
     92,000      Grupo Televisa, SA ADR                               2,070,000
    171,200      MFS Communications Co., Inc.*                        9,116,400
    114,000      Motorola Inc.                                        6,498,000
    206,000      NEXTEL Communications Inc., Class A Shares*          3,038,500
    107,000      Nokia Corp. ADR                                      4,159,625
     81,500      Rogers Cantel Mobile Communications, Inc.,
                   Class B Shares*                                    2,159,750
    150,000      Tellabs Inc.*                                        5,550,000
    163,500      Vanguard Cellular Systems Inc., Class A Shares*      3,310,875
--------------------------------------------------------------------------------
                                                                     63,717,517
--------------------------------------------------------------------------------
Consumer Services -- 13.5%
    200,000      Bell Cablemedia PLC, ADR*                            3,200,000
     45,000      CMG Information Services Inc.*                       4,179,375
    218,700      Comcast Corp., Class A Shares                        3,854,587
    109,350      Comcast Corp., Class A Shares Special                1,988,803
    100,000      Comcast UK Cable Partners Ltd.*                      1,250,000
     16,800      Grupo Iusacell, SA ADR, Series D*                      134,400
    134,200      Grupo Iusacell, SA ADR, Series L*                    1,358,775
     50,000      NYNEX Cable Communications Group A*                    868,750
     28,000      Peoples Choice TV Corp.*                               532,000
     83,350      Tele-Communications Liberty-Media, Class A Shares*   2,240,031
    283,400      Tele-Communications Inc., Class A Shares*            5,632,575
    134,500      Time Warner, Inc.                                    5,094,187
--------------------------------------------------------------------------------
                                                                     30,333,483
--------------------------------------------------------------------------------
Energy -- 7.6%
    530,000      Global Marine Inc.*                                  4,637,500
    337,000      Rowan Companies, Inc.*                               3,327,875
     64,200      Schlumberger, Ltd.                                   4,445,850
    142,000      Varco International, Inc.*                           1,704,000
    105,000      Weatherford International, Inc.*                     3,031,875
--------------------------------------------------------------------------------
                                                                     17,147,100
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


                                                                               7

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------

  SHARES                             SECURITY                            VALUE
================================================================================
Technology -- 16.4%
    130,000      Alpha Industries Inc.*                             $ 1,836,250
    128,000      Anadigics, Inc.*                                     2,720,000
    100,000      Analog Devices Inc.*                                 3,537,500
     67,000      FTP Software Inc.*                                   1,943,000
     53,000      Hewlett-Packard Co.                                  4,438,750
     67,000      Inso Corp.*                                          2,847,500
     60,000      McAfee Asssociates Inc.*                             2,632,500
     65,000      Newbridge Networks Corp.*                            2,689,375
    185,000      Softkey International Inc.*                          4,278,125
    135,000      Symantec Corp.*                                      3,138,750
    111,300      3Com Corp.*                                          5,189,363
    120,000      Triquint Semiconductors Inc.*                        1,620,000
--------------------------------------------------------------------------------
                                                                     36,871,113
--------------------------------------------------------------------------------
Telecommunications -- 25.6%
    114,000      C-TEC Corp., Class B Shares                          3,477,000
    302,700      MCI Communications Corp.                             7,908,038
    100,000      Nera AS ADR*                                         3,250,000
    100,000      Panamsat Corp.*                                      2,206,250
     70,000      Perusahaan Perseroan Indonesian Satellite ADR        2,555,000
    158,550      Sprint Corp.                                         6,322,181
    100,000      Tele Danmark A/S, Class B Shares ADR                 2,762,500
     41,500      Telecom Corporation Argentina Stet-France ADR        1,976,438
     52,900      Telecom Corporation New Zealand Ltd. ADR             3,669,937
     40,000      TelecomAsia Corporation Pub. Ltd.*+                  1,205,000
     81,000      Telecommunication Brasileiras ADR*                   3,837,375
     73,000      Telefonica de Argentina, SA ADR, Class B Shares      1,989,250
     62,000      Telefonica de Espana, SA ADR                         2,596,250
    110,200      Telefonos de Mexico, SA ADR                          3,512,625
    476,000      Telekom Malaysia                                     3,712,012
    270,000      Thai Telephone & Communication Public Co. Ltd.*      1,468,440
    152,000      Vodafone Group PLC ADR                               5,358,000
--------------------------------------------------------------------------------
                                                                     57,806,296
--------------------------------------------------------------------------------
                 TOTAL COMMON STOCKS
                 (Cost -- $203,132,859)                             217,457,384
================================================================================

                       See Notes to Financial Statements.


8

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
 Schedule of Investments (continued)                           December 31, 1995
--------------------------------------------------------------------------------

  SHARES                             SECURITY                            VALUE
================================================================================
PREFERRED STOCK -- 1.3%
Telecommunications -- 1.3%
     57,000      Philippine Long Distance Telephone Co.
                 Series III $3.50 (Cost -- $2,850,000)              $ 2,964,000
================================================================================

FACE
AMOUNT                               SECURITY                            VALUE
================================================================================
REPURCHASE AGREEMENT -- 2.3%
 $5,231,000      Chemical Securities Inc., 5.80% due 1/2/96
                 Proceeds at maturity -- $5,234,370;
                 (Fully collateralized
                 by U.S. Treasury Notes, 6.125% due 5/31/97;
                 Market value -- $5,335,758) (Cost -- $5,231,000)     5,231,000
================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $211,213,859)++                          $225,652,384
================================================================================

*    Non-income producing security.

+ Security exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration, generally to qualified institutional buyers.

++   Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

                                                                               9

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
 Statement of Assets and Liabilities                           December 31, 1995
--------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost -- $211,213,859)                    $225,652,384
   Receivable for securities sold                                     6,486,528
   Receivable for Fund shares sold                                      180,055
   Dividend and interest receivable                                     281,533
--------------------------------------------------------------------------------
   Total Assets                                                     232,600,500
================================================================================
LIABILITIES:
   Payable for securities purchased                                   4,510,777
   Payable for Fund shares purchased                                    315,622
   Distribution fees payable                                            149,504
   Payable to bank                                                      146,970
   Investment advisory fees payable                                     107,406
   Administration fees payable                                           39,057
   Accrued expenses and other liabilities                                95,645
--------------------------------------------------------------------------------
   Total Liabilities                                                  5,364,981
================================================================================
Total Net Assets                                                   $227,235,519
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                      $     18,074
   Capital paid in excess of par value                              204,184,916
   Accumulated net realized gain from security transactions           8,594,004
   Net unrealized appreciation of investments                        14,438,525
--------------------------------------------------------------------------------
Total Net Assets                                                   $227,235,519
================================================================================
Shares Outstanding:
   Class A                                                            5,590,074
--------------------------------------------------------------------------------
   Class B                                                           12,409,796
--------------------------------------------------------------------------------
   Class C                                                               75,121
--------------------------------------------------------------------------------
Net Asset Value:
   Class A (and redemption price)                                        $12.71
--------------------------------------------------------------------------------
   Class B*                                                              $12.51
--------------------------------------------------------------------------------
   Class C**                                                             $12.71
--------------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 5.26% of net aset value per share)              $13.38
================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from initial purchase (See Note 2).

* Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

10

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
 Statement of Operations                    For the Year Ended December 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                        $ 2,280,672
   Interest                                                             551,582
   Less:Foreign withholding tax                                        (190,719)
--------------------------------------------------------------------------------
   Total Investment Income                                            2,641,535
================================================================================
EXPENSES:
   Investment advisory fees (Note 2)                                  1,393,007
   Distribution fees (Note 2)                                         1,941,865
   Administration fees (Note 2)                                         506,548
   Shareholder and system servicing fees                                431,493
   Registration fees                                                     90,000
   Shareholder communications                                            50,000
   Custody                                                               41,096
   Audit and legal                                                       39,100
   Trustees' fees                                                        18,000
   Other                                                                 23,915
--------------------------------------------------------------------------------
   Total Expenses                                                     4,535,024
--------------------------------------------------------------------------------
Net Investment Loss                                                  (1,893,489)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES (NOTE3):
   Realized Gain From:
     Security transactions (excluding short-term securities)         21,752,822
     Foreign currency transactions                                          633
--------------------------------------------------------------------------------
   Net Realized Gain                                                 21,753,455
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of year                                               15,076,522
     End of year                                                     14,438,525
--------------------------------------------------------------------------------
   Decrease in Net Unrealized Appreciation                             (637,997)
--------------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                       21,115,458
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $19,221,969
================================================================================

                       See Notes to Financial Statements.


                                                                              11

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
 Statements of Changes in Net Assets            For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                          1995          1994
================================================================================
OPERATIONS:
  Net investment loss                                $ (1,893,489) $ (2,329,471)
  Net realized gain (loss)                             21,753,455    (5,848,735)
  Decrease in net unrealized appreciation                (637,997)  (10,566,252)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets
    From Operations                                    19,221,969   (18,744,458)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                         --   (1,451,297)
  Net realized gains                                   (3,980,765)            --
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                      (3,980,765)   (1,451,297)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                     24,781,672   112,458,875
  Net asset value of shares issued for reinvestment
      of dividends                                      3,764,024     1,345,277
  Cost of shares reacquired                           (86,600,793)  (57,903,959)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                           (58,055,097)   55,900,193
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                     (42,813,893)   35,704,438
NET ASSETS:
  Beginning of year                                   270,049,412   234,344,974
--------------------------------------------------------------------------------
  End of year                                        $227,235,519  $270,049,412
================================================================================


                       See Notes to Financial Statements.

12

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Smith Barney Telecommunications Growth Fund ("Fund"), a separate investment fund of the Smith Barney Telecommunications Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.
The Trust consists of the Fund and one other separate investment fund, the Smith
Barney Telecommunications Income Fund. The financial statements and financial highlights for the other fund are presented in a separate annual report.

     The significant accounting policies consistently followed by the Fund are:
(a) securities transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price were reported are valued at the current quoted bid prices; (c) short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (d) short-term investments and securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, as applicable; (e) dividend income is recorded on ex-dividend date and interest income is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated using the specific identification method; (g) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S.
dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) direct expenses are charged to each fund and each class;
management fees and general fund expenses are allocated on the basis of relative net assets; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At
December 31, 1995, reclassifications are made to the Fund's capital accounts to reflect premanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $220,713 has been reclassified to paid-in capital. Net investment income, net realized gains

                                                                              13

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

and net assets were not affected by this change; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared.
Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

     2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT
        AND OTHER TRANSACTIONS

     Smith Barney Strategy Advisors Inc. ("SBSA"), a wholly owned subsidiary of
Smith Barney Mutual Funds Management Inc. ("SBMFM") which, in turn, is a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Trust. The Fund pays SBSAan advisory fee calculated at an annual rate of 0.55% of the average daily net assets. This fee is calculated daily and paid monthly.

     SBSA has entered into a sub-advisory agreement with The Boston Company
Advisors, Inc. ("Boston Advisors"). Pursuant to the sub-advisory agreement,
Boston Advisors is responsible for the day-to-day portfolio operations and investment decisions for the Fund. As a result, SBSA will pay Boston Advisors a monthly fee calculated at the annual rate of 0.275% of the average daily net assets.

     SBMFM acts as the administrator of the Trust for which it receives a fee calculated at an annual rate of 0.20% of the average daily net assets of each fund. This fee is calculated daily and paid monthly.

     The Trust and SBMFM had entered into a sub-administration agreement with Boston Advisors. Under this agreement, SBMFM paid Boston Advisors a portion of its administration fee at a rate agreed upon from time to time between SBMFM and Boston Advisors. As of July 31, 1995, this relationship was terminated.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Trust shares and primary broker for its portfolio agency transactions. For the year ended December 31, 1995, SB received brokerage commissions of $61,755 and sales charges of approximately $72,000 on sales of the Fund's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred.
Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the year ended December 31, 1995, CDSCs paid to SB for Class B shares were approximately $785,000.


14

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets for each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets for each class, respectively. For the year ended
December 31, 1995, total Distribution Plan fees incurred were:

                                                 Class A    Class B     Class C
================================================================================
Distribution Plan Fees                          $197,018  $1,737,952    $6,895
================================================================================

     All officers and one Trustee of the Trust are employees of SB.

     3. INVESTMENTS

     During the year ended December 31, 1995, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                          $ 65,391,206
--------------------------------------------------------------------------------
Sales                                                               120,833,305
================================================================================

     At December 31, 1995, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                       $32,022,221
Gross unrealized depreciation                                       (17,583,696)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $14,438,525
================================================================================

     4. REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


                                                                              15

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     5. SHARES OF BENEFICIAL INTEREST

     At December 31, 1995, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

     At December 31, 1995, total paid-in capital amounted to the following for each class:

                                          Class A       Class B        Class C
================================================================================
Total Paid-in Capital                   $49,762,914   $153,494,921     $945,155
================================================================================

     Transactions in shares of each class were as follows:


                                          Year Ended                       Year Ended
                                       December 31, 1995              December 31, 1994
                                     ---------------------           ----------------------
                                     Shares         Amount           Shares          Amount
==============================================================================================
Class A
Shares sold                          439,191      $5,782,257       2,118,919     $26,465,297
Shares issued on reinvestment         89,091       1,112,742          69,569         828,566
Shares redeemed                   (1,986,028)    (24,990,603)     (1,170,354)    (14,398,989)
----------------------------------------------------------------------------------------------
Net Increase (Decrease)           (1,457,746)   $(18,095,604)      1,018,134     $12,894,874
==============================================================================================
Class B
Shares sold                        1,428,073     $18,024,709       6,989,940     $85,839,378
Shares issued on reinvestment        214,141       2,633,929          43,682         516,322
Shares redeemed                   (4,973,188)    (61,409,297)     (3,572,347)    (43,504,970)
----------------------------------------------------------------------------------------------
Net Increase (Decrease)           (3,330,974)   $(40,750,659)      3,461,275     $42,850,730
==============================================================================================
Class C
Shares sold                           76,994        $974,706          12,569        $154,200
Shares issued on reinvestment          1,389          17,353              32             389
Shares redeemed                      (15,863)       (200,893)             --              --
----------------------------------------------------------------------------------------------
Net Increase                          62,520        $791,166          12,601        $154,589
==============================================================================================

     6. CONCENTRATION OF CREDIT

     Because the Fund concentrates its investments in one industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broader range of investment alternatives. The economic and business cycle risks associated with the concentration of the Fund in only one industry could mean that adverse conditions could substantially impact the dividends paid by the Fund and the value of the Fund's holdings.

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year:

Class A Shares                                      1995          1994(1)        1993(1)         1992           1991
======================================================================================================================
Net Asset Value, Beginning of Year                 $11.91         $12.86          $9.63          $8.68          $7.36
----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                      (0.03)         (0.04)         (0.04)          0.05           0.06
  Net realized and unrealized gain (loss)            1.04          (0.78)          3.44           1.63           1.47
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  1.01          (0.82)          3.40           1.68           1.53
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                --          (0.13)            --          (0.02)         (0.06)
  Net realized gains                                (0.21)            --          (0.17)         (0.71)         (0.14)
  Capital                                              --             --             --             --          (0.01)
----------------------------------------------------------------------------------------------------------------------
Total Distributions                                 (0.21)         (0.13)         (0.17)         (0.73)         (0.21)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                       $12.71         $11.91         $12.86          $9.63          $8.68
----------------------------------------------------------------------------------------------------------------------
Total Return                                         8.54%         (6.37)         35.27%         19.41%         20.94%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                    $71,059        $83,918        $77,564        $36,947        $34,643
----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                           1.27%          1.24%          1.34%          1.31%          1.19%
  Net investment income (loss)                      (0.23)         (0.29)         (0.32)          0.55           0.67
----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                27%            19%            25%            64%           111%
======================================================================================================================
Average commissions paid on
  equity security transactions(2)                   $0.05             --             --             --             --
======================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.

(2) New SEC disclosure guidelines require that average commissions per share be calculated and presented for the current year only.

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
 Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year:

                                                               Class B Shares                         Class C  Shares
                                                --------------------------------------------       -----------------------
                                                   1995      1994(1)     1993(1)     1992(2)        1995     1994(1)(3)
==========================================================================================================================
Net Asset Value, Beginning of Year               $11.82      $12.77       $9.63       $9.33        $12.00      $12.70
--------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                             (0.12)      (0.14)      (0.14)      (0.00)*       (0.13)      (0.01)
  Net realized and unrealized gain (loss)          1.02       (0.78)       3.45        1.02          1.05       (0.66)
--------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                0.90       (0.92)       3.31        1.02          0.92       (0.67)
--------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                              --       (0.03)         --       (0.01)           --       (0.03)
  Net realized gains                              (0.21)         --       (0.17)      (0.71)        (0.21)         --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.21)      (0.03)      (0.17)      (0.72)        (0.21)      (0.03)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                     $12.51      $11.82      $12.77       $9.63        $12.71      $12.00
--------------------------------------------------------------------------------------------------------------------------
Total Return                                       7.67%      (7.17)%     34.34%      10.98%++       7.73%      (5.24)%++
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                 $155,222    $185,980    $156,781        $586          $955        $151
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                         2.02%       2.07%       2.18%       2.21%+        2.02%       2.08%+
  Net investment loss                             (0.98)      (1.11)      (1.16)      (0.38)+       (0.98)      (1.13)+
--------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             .27%        .19%        .25%        .64%          .27%        .19%
==========================================================================================================================
Average commissions paid on
  equity security transactions(4)                 $0.05          --          --          --         $0.05          --
==========================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since use of the undistributed method does not accord with results of operations.

(2)  For the period from November 6, 1992 (inception date) to December 31, 1992.

(3)  For the period from November 7, 1994 (inception date) to December 31, 1994.

(4) New SEC disclosure guidelines require that average commissions per share be calculated and presented for the current year only.

*    Amount represents less than $0.01 per share.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees of
Smith Barney Telecommunications Trust:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Telecommunications Growth Fund of Smith Barney Telecommunications Trust as of December 31, 1995, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1994 and the financial highlights for each of the years in the four-year period then ended were audited by other auditors whose report thereon, dated February 3, 1995, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Smith Barney Telecommunications Growth Fund of Smith Barney Telecommunications Trust as of December 31, 1995, and the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                        /s/ KPMG PEAT MARWICK LLP


New York, New York
February 22, 1996

Smith Barney Telecommunications Growth Fund
--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------


     Change in Independent Auditor: On October 20, 1994, based upon the recommendation of the Audit Committee of the Fund, the Board of Trustees determined not to retain Coopers & Lybrand L.L.P. ("Coopers & Lybrand") as the Fund's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Fund's two most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Fund has requested Coopers & Lybrand to provide a letter to the Securities and Exchange Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Fund with a copy of such letter. A copy of this letter is available upon request by calling the Fund at (212) 723-9218.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

     The amount of long-term capital gains paid by the Fund to its shareholders for the fiscal year ended December 31, 1995, was $3,980,765.

Smith Barney                                                        SMITH BARNEY
Telecommunications                                                  ------------
Growth Fund                                   A Member of Travelers Group [LOGO]

Trustees

Paul R. Ades
Herbert Barg
Alger B. Chapman
Dwight B. Crane
Frank G. Hubbard
Allan R. Johnson
Heath B. McLendon, Chairman
Ken Miller
John F. White

Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser
Smith Barney Strategy
Advisers Inc.


Administrator
Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNCBank

Shareholder Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney Telecommunications Growth Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


Smith Barney
Telecommunications
Growth Fund
388 Greenwich Street
New York, New York 10013


FD0320 2/96